Accounts Payable and Accrued Liabilities - Components of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Mar. 31, 2016
Payables and Accruals [Abstract]
Trade creditors	$ 108.4	$ 77.2
Accrued Interest	4.8	6.3
Other creditors and accruals	60.3	43.7
Total accounts payable and accrued liabilities	$ 173.5	$ 127.2